RELATED PARTY TRANSACTIONS (Schedule of Fees Incurred with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Vessel Management Fees	$ 22,736	$ 24,141	$ 28,623
Administration Services Fees	1,455	1,541	740
Frontline
Related Party Transaction [Line Items]
Vessel Management Fees	2,296	3,679	7,794
Newbuilding Supervision Fees	1,514	1,030	132
Commissions and Brokerage	403	498	260
Administration Services Fees	11	7	159
Golden Ocean
Related Party Transaction [Line Items]
Vessel Management Fees	20,440	20,440	20,440
Administration Services Fees	0	0	56
Operating Management Fees	0	22	389
Seatankers
Related Party Transaction [Line Items]
Administration Services Fees	304	428	226
Credit Note			300
Front Ocean
Related Party Transaction [Line Items]
Administration Services Fees	597	483	23
Seatankers Management Norway AS
Related Party Transaction [Line Items]
Office Facilities	(10)	106	112
Front Ocean Management AS
Related Party Transaction [Line Items]
Office Facilities	310	0	0
Frontline Management AS
Related Party Transaction [Line Items]
Office Facilities	0	341	252
Frontline Corporate Services Ltd.
Related Party Transaction [Line Items]
Office Facilities	163	93	187
Frontline Shipping Singapore PTE Ltd
Related Party Transaction [Line Items]
Office Facilities	0	0	19
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Office Facilities	14	0	0
Golden Ocean Shipping Co Pte. Ltd
Related Party Transaction [Line Items]
Office Facilities	79	80	0
NorAm Drilling AS
Related Party Transaction [Line Items]
Office Facilities	(13)	0	0
Flex LNG Management Ltd
Related Party Transaction [Line Items]
Office Facilities	$ 0	$ 3	$ 0